Long Term Investments - Schedule of Long Term Investments (Parenthetical) (Detail) - USD ($) $ in Thousands	1 Months Ended										12 Months Ended
	Mar. 31, 2016	Nov. 30, 2015	Oct. 31, 2015	Aug. 31, 2015	May 31, 2015		Apr. 30, 2015	Dec. 31, 2014	Mar. 31, 2014	Sep. 30, 2011	May 31, 2016	May 31, 2015		May 31, 2014	Jan. 31, 2016	Sep. 30, 2015	Jul. 31, 2015	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	Apr. 30, 2014	Jul. 01, 2012	Mar. 05, 2012
Schedule of Equity Method Investments [Line Items]
Proceed from disposal of Dajie.com											$ (540)
Equity ownership interest											50.00%
Investment in two-year trust					$ 325,991						$ 178,863	$ 325,991
Interest income											66,861	66,605		$ 44,880
Long term investment due within one year											118,816
Dajie.com Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in subscription agreement										$ 2,000
Equity share in subscription agreement										5.00%
Proceed from disposal of Dajie.com	$ 540
Dongfangheli [Member]
Schedule of Equity Method Investments [Line Items]
Investment for acquiring equity interest																			$ 4,034
Equity ownership interest																			50.00%
Juesheng.com [Member]
Schedule of Equity Method Investments [Line Items]
Investment for acquiring equity interest					$ 501							501							$ 3,006
Equity ownership interest classified as available for sale					11.88%
Unrealized holding gains (loss)												3,933
Kouyu 100 [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized holding gains (loss)
Equity ownership interest								7.00%
Cash consideration								$ 3,472
Golden Finance [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized holding gains (loss)											19,407
Cash consideration		$ 11,437					$ 3,398
Investment ownership interest		19.50%
Alo7.com [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized holding gains (loss)											$ 1,704	13,428		631
Investment ownership interest											17.16%
Investment in two-year trust									$ 2,576									$ 10,000			$ 300			$ 1,000
Noncontrolling interest, equity ownership percentage																							3.40%
Trust 556 [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized holding gains (loss)											$ 383
Investment in two-year trust			$ 15,654
Investment interest rate			8.50%
Tarena [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest classified as available for sale									2.96%
Unrealized holding gains (loss)											(1,005)	3,495		(45)
Investment in two-year trust									$ 13,500
ROBOROBO [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized holding gains (loss)											5,643
Investment ownership interest							18.00%
Investment in two-year trust							$ 4,356
STEMedu.cn [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized holding gains (loss)											3,148
Investment ownership interest																	36.00%
Investment in two-year trust																	$ 2,844
TangFeng
Schedule of Equity Method Investments [Line Items]
Unrealized holding gains (loss)											4,149
Investment ownership interest		6.00%
Investment in two-year trust		$ 1,831
Convertible Bond [Member] | Shangjiachongye
Schedule of Equity Method Investments [Line Items]
Investment in two-year trust															$ 12,310
Assets management plan
Schedule of Equity Method Investments [Line Items]
Unrealized holding gains (loss)											$ 61
Investment in two-year trust				$ 7,315
Maturity period of long term investment				5 years
Held-to-maturity investments [Member]
Schedule of Equity Method Investments [Line Items]
Investment in two-year trust					$ 247,480	[1]						247,480	[1]					$ 64,537			$ 80,671	$ 96,805
Long-term debt maturity period											1 year
Interest income											$ 20,771	$ 20,882		$ 1,404
Series B One Redeemable Convertible Preferred Stock [Member] | Lele [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest																8.50%
Investment in two-year trust																$ 8,500
Convertible redeemable preferred shares acquired																48,796,296
Zhishang Education [Member]
Schedule of Equity Method Investments [Line Items]
Investment for acquiring equity interest																				$ 2,662
Noncontrolling interest, ownership percentage by parent																				55.00%

[1]	The Group's long-term held-to-maturity investments consist of trusts guaranteed by banks with the maturity more than one year, which are stated at their amortized cost. The trusts were invested in April, June and September 2014 with the amounts of US$96,805, US$80,671 and US$64,537, respectively, and interest income of US$1,404 and US$20,882 and US$20,771 was recognized in the consolidated statements of operations for the years ended May 31, 2014, 2015 and 2016, respectively. As of May 31, 2016, US$118,816 of the held-to-maturity investments were reclassified to long-term investments due within one year.